STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
General and administrative expenses	$ 710,080	$ 4,791,727
Loss from operations	(710,080)	(4,791,727)
Gain on investments (net), dividends and interest, held in Trust Account	1,857,342	1,742,713
Net (loss) income	1,147,262	(3,049,014)
Common Class A [Member]
Gain on investments (net), dividends and interest, held in Trust Account	1,500,000	1,400,000
Net (loss) income	$ (1,100,000)	$ (3,000,000)
Weighted average shares outstanding, basic and diluted	20,125,000	20,125,000
Basic and diluted net income per share	$ 0.08	$ (0.07)
Common Class B [Member]
Weighted average shares outstanding, basic and diluted	5,031,250	5,031,250
Basic and diluted net income per share	$ (0.08)	$ (0.89)